PRUDENTIAL INVESTMENTS » MUTUAL FUNDS
Target International Equity Portfolio
T: TAIEX	R: TEQRX	Q: TIEQX
SUMMARY PROSPECTUS • February 15, 2013
Before you invest, you may want to review the Portfolio's Prospectus, which contains more information about the Portfolio and its risks. You can ﬁnd the Portfolio's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Portfolio online at www.prudentialfunds.com/docs. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: prudentialtargetinternationalequityportfolio@prudentialfundsemail.com. The Portfolio's Prospectus and SAI, both dated February 15, 2013, as supplemented and amended from time to time, and the Portfolio's most recent shareholder report, dated October 31, 2012, are all incorporated by reference into (legally made a part of) this Summary Prospectus.
INVESTMENT OBJECTIVE
The investment objective of the International Equity Portfolio is capital appreciation.
PORTFOLIO FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None
Redemption fee	None
Exchange fee	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class T	Class R	Class Q
Management Fees	.70	.70	.70
+Distribution and service (12b-1) fees	None	.75	None
+Other expenses	.25	.25	.14
=Total Annual Portfolio Operating Expenses	.95	1.70	.84
– Distribution Fee waiver or expense reimbursement	None	(.25)	None
= Net annual Portfolio operating expenses	.95	1.45	.84
Example. The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class T	$97	$303	$525	$1,166	$97	$303	$525	$1,166
Class R	$148	$511	$900	$1,988	$148	$511	$900	$1,988
Class Q	$86	$268	$466	$1,037	$86	$268	$466	$1,037
° The distributor of the Portfolio has contractually agreed through February 28, 2014 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 28, 2014, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 16% of the average value of its portfolio.

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INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Portfolio seeks investments that will increase in value. To achieve this objective, we purchase stocks of foreign companies. These companies may be based in developed as well as developing countries. The Portfolio normally invests at least 80% of its investable assets in stocks of companies in a diverse array of foreign countries. For purposes of this policy, the Portfolio will invest in stocks of companies that are organized under the laws of a foreign country, companies that derive more than 50% of their revenues from activities in foreign countries, and companies that have at least 50% of their assets located abroad. The foreign securities held by the Portfolio normally will be denominated in foreign currencies, including the euro—a multinational currency unit. The Portfolio may invest in large-, mid- or small-capitalization companies. To the extent the Portfolio invests in small- or mid-capitalization companies, the risks associated with an investment in the Portfolio are greater than those associated with a fund that invests primarily in larger companies, because shares of small- or mid-capitalization companies tend to be less liquid and more volatile than those of large companies.
The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates—usually issued by a bank or trust company—that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.
Principal Risks of Investing in the Portfolio. All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.
Market Risk. Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.
Risk of Increase in Expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.
Equity Securities Risk. There is the risk that the price of a particular stock the Portfolio owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Portfolio invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.
Small and Medium Company Risk. Small and medium capitalization company stocks present above-average risks. This means that when stock prices decline overall, the Portfolio may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by small and medium capitalization companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.
Foreign Securities Risk. Investing in securities of non-U.S. issuers generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies could also affect the value of the assets the Portfolio holds and the Portfolio's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Portfolio’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, non-U.S. securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply.
Derivatives Risk. The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The use of derivatives involves costs and can be more volatile than other investment strategies, resulting in greater volatility for the Portfolio, particularly during periods of market decline. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not have otherwise occured or missed opportunities for the Portfolio. Certain types of derivatives involve leverage, which could magnify losses. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, reference rate or index. Investing in derivatives could cause the Portfolio to lose more than the principal amount invested. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet known and may not be known for some time. Derivatives are also subject to liquidity risk, interest rate risk, credit risk, market risk and management risk.
For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Portfolio's Past Performance. The following bar chart shows the Portfolio's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance information is available online at www.prudentialfunds.com.
Annual Total Returns % (Class T Shares)

Best Quarter:	Worst Quarter:
26.33%	-21.59%
2nd Quarter 2009	4th Quarter 2008

Average Annual Total Returns % (as of 12/31/2012)
	One Year	Five Years	Ten Years	Since Inception
Class T Shares
Return Before Taxes	16.52	-3.63	7.77	N/A
Return After Taxes on Distributions	16.11	-4.02	6.87	N/A
Return After Taxes on Distributions and Sale of Portfolio Shares	11.28	-3.12	6.71	N/A
Class R Shares
Return Before Taxes	16.00	-4.12	N/A	0.75 (8-22-06)
Class Q Shares
Return Before Taxes	16.62	N/A	N/A	-1.06 (3-1-11)

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Index (reflects no deductions for fees, expenses or taxes)
	One Year	Five Years	Ten Years	Since Inception
MSCI EAFE ND Index	17.32	-3.69	8.21	N/A
Lipper Customized Blend Funds Average*	17.61	-3.56	7.77	N/A
Lipper International Multi-Cap Core Funds Average	17.36	-3.63	7.60	N/A
* The Portfolio was compared to the Lipper Customized Blend Funds Performance Universe although Lipper classifies the Portfolio in the Lipper International Multi-Cap Core Funds Performance Universe. The Lipper Customized Blend Funds Performance Universe is utilized because the Portfolio's manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.
MANAGEMENT OF THE PORTFOLIO
Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	LSV Asset Management	Josef Lakonishok	CEO, CIO, Partner & Portfolio Manager	April 2005
		Menno Vermuelen, CFA	Partner & Portfolio Manager	April 2005
		Puneet Mansharamani, CFA	Partner & Portfolio Manager	January 2006
	Thornburg Investment Management, Inc.	William V. Fries, CFA	Managing Director	April 2005
		Wendy Trevisani	Managing Director	April 2005
		Lei Wang, CFA	Managing Director	September 2006
BUYING AND SELLING PORTFOLIO SHARES
Shares may be purchased only on days the New York Stock Exchange (the NYSE) is open for trading. Shares are purchased at the next net asset value per share calculated after the Portfolio's distributor or after an agent appointed by the distributor receives the order, in proper form, plus any initial sales charge that applies. The Portfolio calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading.
Shares of the Portfolio are offered only to a limited group of investors. Investors are not required to pay an initial sales charge or contingent deferred sales charge. There is no minimum purchase amount. In order to purchase shares of the Portfolio, you must have a securities account with a broker-dealer, financial intermediary or financial adviser that is permitted to buy or sell Portfolio shares.
Shares of the Portfolio may be sold by contacting your financial adviser or registered representative.
For more information on how to buy and sell shares of the Portfolio, see How to Buy, Sell and Exchange Shares of the Trust in the Prospectus.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Portfolio's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
FINANCIAL INTERMEDIARY COMPENSATION
Potential Conflicts of Interest. If you purchase Portfolio shares through a financial services firm, the Portfolio, the Manager, or their related companies may pay the financial services firm for the sale of Portfolio shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Portfolio over another investment. Ask your financial services firm or representative for more information or visit your financial services firm's website.

Notes

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By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudentialfunds.com
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